Financial Instruments and Risk Management - Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	RM 4,466,693	$ 1,093,760	RM 5,032,533	$ 1,232,317	RM 3,262,715
Lease liabilities	1,201,388	294,184	1,360,238	$ 333,082	RM 162,577
Trade payable	6,411,187	1,569,906	335,070
Other payable	1,159,322	283,883	1,038,668
Liquidity Risk [Member] | Repayment within less than 1 year [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	1,538,032	376,618	1,515,098
Lease liabilities	351,216	86,002	382,416
Trade payable	6,411,187	1,569,906	335,070
Other payable	1,955,754	478,905	1,749,353
Liquidity Risk [Member] | Between 1 and 2 years [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	1,415,001	346,491	1,515,681
Lease liabilities	351,216	86,002	364,216
Liquidity Risk [Member] | Between 2 and 5 years [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	2,263,088	554,162	2,805,652
Lease liabilities	521,157	127,616	672,552
Liquidity Risk [Member] | Over 5 years [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	5,479	1,342	126,513
Lease liabilities	RM 35,128	$ 8,602	RM 92,312